Capital increase	6 Months Ended
Jun. 30, 2019
Capital increase
Capital increase

Capital increase

On June 30, 2019, Galapagos NV’s share capital was represented by 54,823,101 shares. All shares were issued, fully paid up and of the same class. The below table summarizes our capital increases for the half-year ended June 30, 2019.

(Euro, in thousands, except share data)	Number of shares	Share capital	Share premium	Share capital and share premium	Average exercise price warrants	Closing share price on date of capital increase
					( in Euro/ warrant)	( in Euro/ share)
On January 1, 2019	54,465,421	€236,540	€1,277,780	€1,514,320

March 20, 2019 : exercise of warrants	149,370	808	2,673	3,481	23.30	90.32

June 20, 2019 : exercise of warrants	208,310	1,127	3,198	4,325	20.76	113.55

On June 30, 2019	54,823,101	€238,475	€1,283,650	€1,522,125